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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                 -------------------------------

 Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      First Q Capital, LLC
            -------------------------------------------------
 Address:   888 San Clemente Drive, Suite 180
            -------------------------------------------------
            Newport Beach, California 92660
            -------------------------------------------------

            -------------------------------------------------

 Form 13F File Number:  28 -
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Joseph S. Schuchert III
              -----------------------------------------------
 Title:       Managing Director
              -----------------------------------------------
 Phone:       (949) 720-3000
              -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Joseph S. Schuchert III     Newport Beach, California   February 13, 2007
------------------------------- ---------------------------- -------------------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
                                               ---------------------

Form 13F Information Table Entry Total:        69
                                               ---------------------

Form 13F Information Table Value Total:        $ 186,988
                                               ---------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ACA Capital Holding Inc.          Comm       000833103     264      17067     SH            YES       NONE     X
Accuride Corp.                    Comm       004398103    1059      94073     SH            YES       NONE     X
Aercap Holdings                   Comm       N00985106     302      13016     SH            YES       NONE     X
Allied World Assurance Holdings   Comm       G0219G203    1058      24249     SH            YES       NONE     X
American Reprographics            Comm       029263100    3156      94737     SH            YES       NONE     X
Aspen Insurance Holdings          Comm       G05384105    1061      40264     SH            YES       NONE     X
Asset Acceptance Corp             Comm       04543P100    1082      64312     SH            YES       NONE     X
Bare Escentuals                   Comm       067511105    1055      33949     SH            YES       NONE     X
Basic Energy Services             Comm       06985P100    1064      43166     SH            YES       NONE     X
Blackboard Inc.                   Comm       091935502    1060      35279     SH            YES       NONE     X
Bluelinx Holdings Inc.            Comm       09624H109    1043      100263    SH            YES       NONE     X
Brookdale Sr. Living Inc.         Comm       112463104    3691      76897     SH            YES       NONE     X
Builders Firstsource Inc.         Comm       12008R107    2848      159734    SH            YES       NONE     X
Burger King Holdings              Comm       121208201    1060      50219     SH            YES       NONE     X
Capella Education                 Comm       139594105     126       5191     SH            YES       NONE     X
CB Richard Ellis Group            Comm       12497T101    4434      133553    SH            YES       NONE     X
Celanese Corp                     Comm       150870103    14677     567100    SH            YES       NONE     X
Chart Industries                  Comm       16115Q308    1053      64989     SH            YES       NONE     X
Commvault Systems                 Comm       204166102     428      21408     SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications       Comm       209034107    1052      50339     SH            YES       NONE     X
Corel Corp.                       Comm       21869X103    1047      77508     SH            YES       NONE     X
Dealertrack Holdings              Comm       242309102    1154      39225     SH            YES       NONE     X
Dominos Pizza                     Comm       25754A201    10245     365878    SH            YES       NONE     X
Dresser-Rand Group                Comm       261608103    7899      322792    SH            YES       NONE     X
Exlservice Holdings               Comm       302081104    1064      50557     SH            YES       NONE     X
Fairpoint Commmunications         Comm       305560104    1054      55638     SH            YES       NONE     X
First Mercury Financial           Comm       320841109     85        3600     SH            YES       NONE     X
FTD Group                         Comm       30267U108    1048      58594     SH            YES       NONE     X
Gatehouse Media                   Comm       367348109     958      51603     SH            YES       NONE     X
Genco Shipping & Trading Ltd.     Comm       Y2685T107    1166      41746     SH            YES       NONE     X
Goodman Global                    Comm       38239A100    18031    1048331    SH            YES       NONE     X
Herbalife Ltd.                    Comm       G4412G101    1104      27499     SH            YES       NONE     X
Horizon Lines                     Comm       44044K101    1053      39055     SH            YES       NONE     X
Interline Brands                  Comm       458743101    1038      46199     SH            YES       NONE     X
Iowa Telecommunications           Comm       462594201     428      21700     SH            YES       NONE     X
ITC Holdings                      Comm       465685105    1050      26313     SH            YES       NONE     X
J Crew Group                      Comm       46612H402    1050      27245     SH            YES       NONE     X
K&F Industries                    Comm       482241106    4561      200851    SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Kenexa Corp.                      Comm       488879107    1028      30903     SH            YES       NONE     X
Koppers Holdings                  Comm       50060P106    1081      41484     SH            YES       NONE     X
Marketaxess                       Comm       57060D108    1047      77168     SH            YES       NONE     X
MWI Vetrinary                     Comm       55402X105    1059      32787     SH            YES       NONE     X
Nalco Holdings                    Comm       62985Q101    1045      51096     SH            YES       NONE     X
Neustar                           Comm       64126X201    1040      32069     SH            YES       NONE     X
New York & Co.                    Comm       649295102    1006      76883     SH            YES       NONE     X
Nymex Holdings                    Comm       62948N104    1068       8612     SH            YES       NONE     X
Optionsxpress Holdings            Comm       684010101    1050      46273     SH            YES       NONE     X
Pike Electric                     Comm       721283109    1060      64909     SH            YES       NONE     X
PRA International                 Comm       69353C101    1018      40275     SH            YES       NONE     X
Prestige Brands Holdings          Comm       74112D101    1043      80100     SH            YES       NONE     X
Regency Energy Partners           Comm       75885Y107    1052      38754     SH            YES       NONE     X
Rockwood Holdings                 Comm       774415103    1039      41128     SH            YES       NONE     X
Ruth Chris Steak                  Comm       783332109    1005      54951     SH            YES       NONE     X
Seabright Insurance               Comm       811656107    1056      58659     SH            YES       NONE     X
Seagate Technology                Comm       G7945J104    14994     565814    SH            YES       NONE     X
Sealy Corp.                       Comm       812139301    2719      184327    SH            YES       NONE     X
Smart Modular Technologies        Comm       G82245104    9819      729494    SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems                Comm       848574109     695      20777     SH            YES       NONE     X
Syniverse Holdings                Comm       87163F106    1061      70768     SH            YES       NONE     X
Town Sports International         Comm       89214A102    1062      64432     SH            YES       NONE     X
Transdigm Group Inc.              Comm       893641100    20980     791401    SH            YES       NONE     X
TRW Automotive                    Comm       87264S106    1039      40157     SH            YES       NONE     X
Verifone Holdings                 Comm       92342Y109    1044      29485     SH            YES       NONE     X
Warner Chilcott                   Comm       G9435N108    4545      328849    SH            YES       NONE     X
Warner Music Group                Comm       934550104    1027      44761     SH            YES       NONE     X
Weight Watchers International     Comm       948626106    8962      170600    SH            YES       NONE     X
WNS Holdings                      Comm       92932M101    1051      33786     SH            YES       NONE     X
Xerium Technologies               Comm       98416J100    1032      105411    SH            YES       NONE     X
Xyratex                           Comm       G98268108    4653      215600    SH            YES       NONE     X